Note 12 - Long-term Debt - Principal Repayments on Long-term Debt (Details) $ in Thousands	Dec. 31, 2021 USD ($)
2022	$ 57,436
2023	171,352
2024	392,932
2025	30,739
2026 and thereafter	$ 345